COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Cost of Sales

		2025		2024		2023
Inventories at the beginning of the year		353,511,267		284,048,219		238,934,299
Finished products	11,445,662		11,950,662		14,999,319
Products in progress	62,408,882		50,560,118		42,874,543
Raw materials, materials, fuel, and spare parts	279,656,723		221,537,439		181,060,437
Purchases and production expenses for the year		685,735,633		743,252,798		951,070,841
Inventories at the end of the year		(376,166,991)		(353,511,267)		(284,048,219)
Finished products	(11,701,055)		(11,445,662)		(11,950,662)
Products in progress	(69,879,501)		(62,408,882)		(50,560,118)
Raw materials, materials, fuel, and spare parts	(294,586,435)		(279,656,723)		(221,537,439)
Cost of sales		663,079,909		673,789,750		905,956,921

Schedule of Breakdown of Production Costs
The breakdown of production costs is as follows:

	2025	2024	2023
Fees and compensation for services	6,406,516	6,541,156	13,819,558
Salaries, wages, and social security contributions	114,044,747	114,444,198	138,407,477
Transport and traveling expenses	7,760,555	8,330,259	7,757,344
Data processing	364,299	394,165	475,238
Taxes, duties, contributions, and commissions	13,297,778	13,047,570	15,788,495
Depreciation and amortization	89,022,464	83,816,843	91,269,368
Preservation and maintenance costs	67,850,775	76,883,799	82,641,785
Communications	898,457	868,238	760,264
Leases	841,135	1,269,707	1,601,383
Employee benefits	4,563,732	4,897,255	4,527,995
Water, natural gas, and energy services	230,862	172,010	264,526
Freight and tolls	66,387,009	63,555,982	94,777,846
Fuels	75,271,076	86,331,240	145,398,298
Insurance	2,724,151	2,711,705	3,391,224
Packaging	26,960,149	23,651,495	30,338,947
Electric power	51,347,132	51,900,559	69,549,997
Contractors	60,569,882	62,896,867	71,408,501
Canon (concession fee)	670,106	463,112	603,244
Security	4,479,580	4,662,431	4,089,631
Others	10,824,666	11,363,125	11,279,514
Total	604,515,071	618,201,716	788,150,635